VOYA INVESTMENT MANAGEMENT

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, AZ 85258

July 11, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:         Voya Mutual Funds (on behalf of Voya Global Equity Dividend Fund)

Dear Ladies and Gentlemen:

Attached for filing via the EDGAR system is a registration statement on Form N-14 under the Securities Act of 1933, as amended, for Voya Mutual Funds (“Registrant”). This Form N-14 is being filed in connection with a reorganization in which Voya Global Equity Dividend Fund, a series of the Registrant, will acquire all of the assets of Voya Global Opportunities Fund, a series of Voya Mutual Funds, in exchange for shares of Voya Global Equity Dividend Fund and the assumption by Voya Global Equity Dividend Fund of the liabilities of Voya Global Opportunities Fund.

No fees are required in connection with this filing. Should you have any questions please feel free to contact the undersigned at 480-477-2650 or Corey Rose at 202-261-3314.

Very truly yours,

/s/ Kristen Freeman

Kristen J. Freeman

Vice President and Counsel

Voya Investment Management – Voya Family of Funds

Attachments

VoyaTM Investment Management was formerly ING U.S. Investment Management